LOANS TO THIRD PARTY (Details) (Chengdu Jinhua [Member])	0 Months Ended	1 Months Ended		12 Months Ended	0 Months Ended
	Feb. 18, 2011 CNY	Feb. 18, 2011 USD ($)	Feb. 18, 2011 CNY	Dec. 31, 2012 USD ($)	Jan. 24, 2011 Loan One [Member] CNY	Jan. 24, 2011 Loan Two [Member] CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cash used to fund loans to third parties	15,000,000	$ 22,200,000	139,800,000		99,000,000	25,800,000
Third party loan, interest rate	6.39%			7.93%	6.39%	6.39%
Interest income from loans to third party				$ 453,602